Prepayments, Accrued Income and Other Receivables - Summary of Prepayments, Accrued Income and Other Receivables Explanatory (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepayments Accrued Income And Other Receivables [Abstract]
Prepayments—manufacturing and clinical	£ 1,050	£ 1,979
Prepayments—other	750	522
Accrued income	165	67
VAT	379	473
Other receivables	10	9
Prepayments, accrued income and other receivables	£ 2,354	£ 3,050